Principal activities, reorganization and reverse recapitalization, and basis of presentation (Details)	Mar. 31, 2019 item
Principal activities
Number of cord blood banking licenses issued that are held by the Company	3
Beijing municipality
Principal activities
Number of cord blood banking licenses issued that are held by the Company	1
Guangdong Province [Domain]
Principal activities
Number of cord blood banking licenses issued that are held by the Company	1
Zhejiang Province
Principal activities
Number of cord blood banking licenses issued that are held by the Company	1